Goodwill and Other Intangible Assets	12 Months Ended
Jun. 30, 2014
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets
(7)	Goodwill and Other Intangibles

Goodwill and other intangibles presented below have been allocated to the Company's operating segments.

a.  Goodwill

Changes in the carrying amount of goodwill, by reportable segment, during the years ended June 30 are as follows:

	GMI	Globe Metales	Solsil	Other	Total
Balance at June 30, 2012
Goodwill	$34,591	14,313	57,656	7,836	114,396
Accumulated impairment loss	—	—	(57,656)	—	(57,656)
	34,591	14,313	—	7,836	56,740
Goodwill impairment	—	(6,000)	—	(7,130)	(13,130)
Quebec Silicon purchase price allocation adjustments	(3,063)	—	—	—	(3,063)
Step acquisition	3,205	—	—	—	3,205
Foreign exchange rate changes	1	—	—	(576)	(575)
Balance at June 30, 2013
Goodwill	34,734	14,313	57,656	7,260	113,963
Accumulated impairment loss	—	(6,000)	(57,656)	(7,130)	(70,786)
	34,734	8,313	—	130	43,177
Goodwill impairment	—	—	—	—	—
Purchase price allocation adjustments	166	—	—	—	166
Step acquisition	—	—	—	—	—
Foreign exchange rate changes	—	—	—	—	—
Balance at June 30, 2014
Goodwill	34,900	14,313	57,656	7,260	114,129
Accumulated impairment loss	—	(6,000)	(57,656)	(7,130)	(70,786)
	$34,900	8,313	—	130	43,343

b.  Other Intangible Assets

 There were no changes in the value of the Company's indefinite lived intangible assets during the years ended June 30, 2014 or 2013. The trade name balance is $477 at June 30, 2014 and 2013.

 c. Annual Impairment Tests

The Company performed its annual goodwill and indefinite-lived intangible asset tests as of February 28, 2014. In accordance with ASC Topic 350, Intangibles – Goodwill and Other, goodwill is tested for impairment annually and is tested for impairment between annual tests if an event occurs or circumstances change that more likely than not would indicate the carrying amount of a reporting unit may be impaired. Impairment testing for goodwill is done at a reporting unit level. The valuation of the Company's reporting units requires significant judgment in evaluation of overall market conditions, estimated future cash flows, discount rates and other factors. For the year ended June 30, 2014, all reporting units had fair values that exceeded carrying values and an impairment charge was not required.

Yonvey Goodwill

During the year ended June 30, 2013, the Company recognized an impairment charge to write-off goodwill associated with its electrode business in China (Yonvey) as a result of delays in the Company's ability to develop a new production method that caused it to revise its expected future cash flows. In estimating the fair value of Yonvey, the Company considered cash flow projections using assumptions about, among other things, overall market conditions and successful cost rationalization initiatives (principally through the development of new production methods that will enable sustainable quality and pricing). The Company made a downward revision in the forecasted cash flows from its Yonvey reporting unit which resulted in an impairment of the entire goodwill balance of approximately $7,775 (impairment charge of $7,130, net of adjustments for foreign exchange rate changes). The impairment charge is recorded within the Other reporting segment.

Metales Goodwill

During the year ended June 30, 2013, in connection with our annual goodwill impairment test, the Company recognized an impairment charge of $6,000 related to the partial impairment of goodwill at its silicon-based alloy business in Argentina (Metales) resulting from sustained sales price declines that caused the Company to revise its expected future cash flows. The impairment charge is recorded within the Metales reporting segment. Fair value was estimated based on discounted cash flows and market multiples. Estimates under the Company's discounted income based approach involve numerous variables including anticipated sales price and volumes, cost structure, discount rates and long term growth that are subject to change as business conditions change, and therefore could impact fair values in the future. No impairment was recognized for the year ended June 30, 2014. The remaining goodwill is $8,313 as of June 30, 2014.